Credit Risk - Summary of Residential Mortgages by Loan Size (Detail) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 94,330	£ 93,050
UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	166,730	165,356
Less Than 0.25m [member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	44,790	45,828
Less Than 0.25m [member] | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	103,785	105,855
0.25m-0.50m[member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	35,487	34,027
0.25m-0.50m[member] | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	46,914	44,549
0.50m-1.0m [member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	11,942	11,471
0.50m-1.0m [member] | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	13,763	13,114
1.0m-2.0m [member] | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,875	1,538
1.0m-2.0m [member] | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	2,024	1,644
Greater Than 2.0m | South East Including London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	236	186
Greater Than 2.0m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 244	£ 194